Income/ (Loss) per Common Share	12 Months Ended
Dec. 31, 2015
Income/ (Loss) per Common Share [Abstract]
INCOME/ (LOSS) PER COMMON SHARE
NOTE 20: EARNINGS/ (LOSS) PER COMMON SHARE
Earnings/ (Loss) per share is calculated by dividing net income/ (loss) attributable to common stockholders by the weighted average number of shares of common stock of Navios Acquisition outstanding during the period.

Net income/ (loss) for the years ended December 31, 2015, 2014 and 2013 was adjusted for the purposes of earnings per share calculation, for the dividends on Series B Preferred Shares, Series D preferred shares, restricted shares and for the undistributed (income)/ loss that is attributable to Series C preferred stock.

	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013
Numerator:
Net income/ (loss)	$89,737	$13,047	$(58,592)
Less:
Dividend declared on preferred shares Series B	(78)	(108)	(108)
Dividend declared on preferred shares Series D	(281)	(642)	(91)
Dividend declared on restricted shares	(245)	(385)	(105)
Undistributed (income)/ loss attributable to Series C participating preferred shares	(4,337)	(541)	3,206

Net income / (loss) attributable to common stockholders, basic	$84,796	$11,371	$(55,690)

Plus:
Dividend declared on preferred shares Series B	78	—	—
Dividend declared on preferred shares Series D	281	—	—
Dividend declared on restricted shares	245	—	—
Undistributed income/ (loss) attributable to Series C participating preferred shares	—	541	—

Net income/ ( loss) attributable to common stockholders, diluted	85,400	11,912	(55,690)
Denominator:
Denominator for basic net income/ (loss) per share — weighted average shares	150,025,086	147,606,448	98,085,189
Series A preferred stock	1,200,000	1,200,000	—
Series B preferred stock	156,893	—	—
Series C preferred stock	—	7,676,000	—
Series D preferred stock	647,758	—	—
Restricted shares	1,270,658	—	—
Denominator for diluted net income/ (loss) per share — adjusted weighted average shares	153,300,395	156,482,448	98,085,189

Basic net earnings/ (loss) per share	$0.57	$0.08	$(0.57)
Diluted net earnings/ (loss) per share	$0.56	$0.08	$(0.57)
Potential common shares of 9,176,000 for the year ended December 31, 2015 (which includes Series C Preferred Stock and stock options), 4,830,286 for the year ended December 31, 2014 (which includes Series B and Series D Preferred Stock, restricted stock and stock options) and 14,406,286 for the year ended December 31, 2013 (which includes Series A, Series B, Series C and Series D Preferred Stock, restricted stock and stock options) have an anti-dilutive effect (i.e., those that increase earnings per share or decrease loss per share) and are therefore excluded from the calculation of diluted earnings/ (loss) per share.